Related Parties Balances and Transactions (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of transactions with related parties [Abstract]
Salary fees	[1]	$ 257	$ 126	$ 112
Directors consultancy fees	[2]	29	28	27
Share based payment expense (refer to Note 9)		1,707	66	230
Transactions with related parties, total		1,993	220	369
Number of related parties	[1]	3	1	1
Number of directors	[2]	$ 4	$ 4	$ 4

[1]	Number of related parties
[2]	Number of directors